Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 342	SFr 301	SFr 311
Restructuring expenses		528	396
Reclassifications	(342)
Utilization		332	284
Restructuring Reserve, Ending Balance	0	342	301
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	190	110	94
Restructuring expenses		295	110
Reclassifications	(190)
Utilization		136	70
Restructuring Reserve, Ending Balance	0	190	110
General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications	23
General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications	167
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	152	191	217
Restructuring expenses		157	188
Reclassifications	(152)
Utilization		196	214
Restructuring Reserve, Ending Balance	0	152	191
Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications	55
Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications	SFr 97
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses		55	67
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses		21	31
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses		373	274
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses		216	86
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses		SFr 79	SFr 24